Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)
Summary of Significant Accounting Policies [LineItems]
Accumulated deficit	¥ (4,649,428)		¥ (4,557,675)		$ (654,858)
Net loss	(93,104)	$ (13,114)	(239,588)	¥ (1,202,997)
Operating activities	(186,118)	(26,214)	(126,983)	(60,618)
Cash and cash equivalents	121,733		143,934	492,107	$ 17,146
Foreign currency transaction gain (Loss), before tax	¥ 333	$ 47	375	(394)
Currency rate	7,099.9000				7,099.9000
Bank balance	¥ 14,639		38,811
Restricted bank balance	22,166		38,811	24,131	$ 3,122
Idle bank balance	747
Restricted deposit	4,956
Bank balance	1,824
Accounts Receivable	¥ 614,246		557,073	710,168			¥ 210,146
Percentage of Accounts Receivable	6.00%	6.00%
Loans and Leases Receivable	¥ 5,429		17,816
Goodwill, impairment loss	454	$ 64		31,188
Equity impairment	¥ 15,279	$ 2,152	62,623	187,329
Value added tax rate	6.00%	6.00%
Franchise income	¥ 284,957		245,948	942,380
Comprehensive loss	8,130		15,607	39,173
Operating leases	¥ 183		2,207		$ 26
Operating segment	1	1
Appropriation general reserve fund minimum	10.00%	10.00%
Appropriation general reserve fund maximum	50.00%	50.00%
Surplus fund minimum	10.00%	10.00%
Surplus fund maximum	50.00%	50.00%
Appropriation general reserve
Appropriation discretionary funds
Franchise Income [Member]
Summary of Significant Accounting Policies [LineItems]
Franchise income			773	¥ 14,208
Technology Service [Member]
Summary of Significant Accounting Policies [LineItems]
Franchise income
Minimum [Member]
Summary of Significant Accounting Policies [LineItems]
Debt Instrument, Term	30 days	30 days
Maximum [Member]
Summary of Significant Accounting Policies [LineItems]
Debt Instrument, Term	3 years	3 years
Restricted Cash [Member]
Summary of Significant Accounting Policies [LineItems]
Restricted bank balance	¥ 3,068
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-02 [Member]
Summary of Significant Accounting Policies [LineItems]
Accumulated deficit
Operating leases						¥ 385